Borrowings	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Borrowings

NOTE 11 – BORROWINGS

Borrowings as of December 31, 2022 and December 31, 2021 consisted of the following:

	December 31, 2022	December 31, 2021
Credit facilities	$874,038	$825,267
Financial liabilities	695,934	549,178
Financial lease liabilities	389,007	—
Total borrowings	$1,958,979	$1,374,445
Less: Current portion of long-term borrowings, net	(391,095)	(255,137)
Less: Deferred finance costs, net	(13,532)	(12,736)
Long-term borrowings, net	$1,554,352	$1,106,572

As of December 31, 2022, the total borrowings, net of deferred finance costs were $1,945,447.

BNP PARIBAS Credit Facilities: On June 26, 2017, Navios Partners entered into a credit facility with BNP PARIBAS of up to $32,000 (divided into two tranches) in order to partially finance the acquisition of the Navios Ace and the Navios Sol. On June 28, 2017, the first tranche of credit facility of $17,000 was drawn. On July 18, 2017, the second tranche of credit facility of $15,000 was drawn. On December 13, 2018, Navios Partners repaid the outstanding balance of the first tranche in the amount of $15,070. Following this repayment, an amount of $117 was written-off from the deferred finance fees. On April 9, 2019, Navios Partners amended the existing credit facility, in order to refinance two vessels and replace the existing collateral under the credit facility. The facility matured in the third quarter of 2021 and bore interest at LIBOR plus 300 bps per annum. In May 2021, the outstanding balance of the loan amounting to $7,377 was prepaid.

On April 28, 2021, Navios Partners entered into credit facility with BNP PARIBAS for a total amount of $40,000 to refinance the existing credit facility dated June 26, 2017, as amended on April 9, 2019 and to finance the acquisition of two 2012 built 2,782 TEU containerships. On May 10, 2021, the full amount of the credit facility was drawn. As of December 31, 2022, the remaining outstanding balance was $31,428 and is repayable in 10 equal consecutive quarterly installments of $1,429 each, with a final balloon payment of $17,140 to be repaid on the last repayment date. The facility matures in the second quarter of 2025 and bears interest at LIBOR plus 285 bps per annum.

DVB Bank S.E. Credit Facilities: On July 31, 2018, Navios Partners entered into a credit facility with DVB Bank S.E. (“DVB”) of up to $44,000 (divided into two tranches) in order to finance the acquisition of the Navios Sphera and the Navios Mars. The amounts of $17,500 and $26,500 were drawn on August 30, 2018. Pursuant to the supplemental letter dated March 30, 2021, the repayment was amended. The facility bore interest at LIBOR plus 290 bps per annum. In March 2022, the outstanding balance of the loan amounting to $32,835 was prepaid.

On February 12, 2019, Navios Partners entered into a credit facility with DVB of up to $66,000 (divided into four tranches) in order to refinance the DVB credit facility dated June 28, 2017 and three capesize vessels previously included in the Term Loan B collateral package. On April 15, 2019, Navios Partners drew the two tranches of $15,675 each. On October 10, 2019, Navios Partners drew the two additional tranches of $14,820 each. Pursuant to the supplemental letter dated March 30, 2021, the repayment was amended. The facility bore interest at LIBOR plus 260 bps per annum. In June 2022, the outstanding balance of the loan amounting to $37,875 was prepaid.

Hamburg Commercial Bank AG Credit Facilities: On September 26, 2019, Navios Partners entered into a credit facility with Hamburg Commercial Bank AG (“HCOB”) of up to $140,000 in order to refinance eight drybulk vessels and five Containerships, previously included in the Term Loan B collateral package. On October 10, 2019, the amount of $140,000 of credit facility was drawn. The facility matured in the third quarter of 2021 and bore interest at LIBOR plus 320 bps per annum. In June 2021, the outstanding balance of the loan amounting to $107,750 was prepaid and refinanced.

On May 11, 2021, Navios Partners entered into a credit facility with HCOB for a total amount of up to $160,000, in order to: (i) refinance its existing HCOB credit facility dated September 26, 2019; (ii) refinance the existing facility of one dry bulk vessel; and (iii) to partially finance the acquisition of one dry bulk vessel. On June 8, 2021, the full amount of the credit facility was drawn. In October 2021, following the sale of one 2006-built panamax vessel, the amount of $3,836 was prepaid. The facility matured in the second quarter of 2025 and bore interest at LIBOR plus 310 bps per annum. In September 2022, the outstanding balance of the loan amounting to $125,538 was prepaid and refinanced.

On September 5, 2022, Navios Partners entered into a credit facility with HCOB for a total amount up to $210,000 in order to refinance the existing indebtness of 20 of its vessels and for working capital purposes. On September 9, 2022, the full amount was drawn. In November 2022, following the sale of one 2004-built Panamax vessel of 76,466 DWT and one of 2009-built Panamax vessel of 75,162 DWT, the amount of $10,239 was prepaid. As of December 31, 2022, the total outstanding balance was $190,248 and is repayable in two quarterly instalments of $9,512 each and eight quarterly instalments of $7,201 with a final balloon payment of $113,616 to be paid on the last repayment date. The facility matures in the second quarter of 2025 and bears interest at Secured Overnight Financing Rate (“ SOFR”) plus 250 bps per annum.

Hellenic Bank Public Company Limited Credit Facility: On June 25, 2020, the Company entered into a credit facility with Hellenic Bank Public Company Limited (“Hellenic Bank”) in order to partially refinance the ABN credit facility dated December 12, 2019, relating to four of the containerships acquired from Navios Europe I, of up to $17,000. In the first quarter of 2021, following the sale of a 2006-built Containership of 3,398 TEU and a 2007-built Containership of 3,091 TEU, an aggregate amount of $7,893 was prepaid. On April 23, 2021, Navios Partners extended the credit facility with Hellenic Bank dated June 25, 2020 for an amount of $8,850 in order to partially finance the acquisition of one containership from Navios Acquisition. On April 28, 2021, the amount of $8,850 was drawn. In August 2021, following the sale of one 2006-built containership of 2,824 TEU, the amount of $3,998 was prepaid. In October 2021, an additional amount of $468 was prepaid. The credit facility matured in the fourth quarter of 2024 and bore interest at LIBOR plus a margin ranging from 300 bps to 350 bps per annum. In May 2022, the outstanding balance of the loan amounting to $8,534 was prepaid and refinanced.

On May 9, 2022, Navios Partners entered into a new credit facility with Hellenic Bank of up to $25,235 in order to refinance the existing indebtedness of five of its vessels and for working capital purposes. On May 11, 2022, the full amount was drawn. As of December 31, 2022, the total outstanding balance was $22,745 and is repayable in 12 quarterly installments of $1,035 each, five quarterly installments of $895 each and one installment of $850 together with a final balloon payment of $5,000 to be paid on the last repayment date. The facility matures in the second quarter of 2027 and bears interest at SOFR plus credit adjustment spread plus 250 bps per annum.

Nordea Bank AB/Skandinaviska Enskilda BanKen AB/NIBC Bank N.V. Credit Facilities: On March 26, 2018, Navios Partners entered into a credit facility with Nordea Bank AB (“Nordea”), Skandinaviska Enskilda BanKen AB (“Skandinaviska Enskilda”) and NIBC Bank N.V. (“NIBC”) of up to $14,300 (divided into two tranches) in order to partially finance the acquisition of the Navios Symmetry and the Navios Altair I. On May 18, 2018, the first tranche of the credit facility of $7,150 was drawn. On June 1, 2018 the second tranche of the March 2018 credit facility of $7,150 was drawn. On December 13, 2018, Navios Partners repaid the outstanding balance of the second tranche in the amount of $6,554. Following this repayment, an amount of $95 was written-off from the deferred finance fees. The facility was scheduled to mature in the second quarter of 2023 and bore interest at LIBOR plus 300 bps per annum. In October 2022, following the sale of one 2006-built panamax vessel of 74,381 DWT the outstanding amount of $2,084 was prepaid.

On December 28, 2018, Navios Partners entered into a credit facility with NIBC of up to $28,500 (divided into three tranches) in order to refinance three Ultra-Handymax vessels, previously included in the Term Loan B collateral package. On May 8, 2019, the first tranche of the credit facility of $11,915 was drawn. On October 10, 2019, the two remaining tranches of the credit facility of $13,475 in total were drawn. Following an amendment in December 2020, one Ultra-Handymax vessel was released from security of the credit facility and one other Handymax vessel was collateralized. As of December 31, 2022, the outstanding balance of the credit facility was $15,867 and is repayable in four consecutive quarterly installments of $751 each, with a final balloon payment of $12,862 to be repaid on the last repayment date. The facility matures in the fourth quarter of 2023 and bears interest at LIBOR plus 275 bps per annum.

On June 29, 2022, Navios Partners entered into a credit facility with Skandinaviska Enskilda of up to $55,000 in order to refinance the existing indebtedness of four of its vessels and for general corporate purposes. On June 30, 2022, the full amount was drawn. As of December 31, 2022, the total outstanding balance was $51,080 and is repayable in 17 consecutive quarterly installments of $1,960 each and a final balloon payment of $17,760 to be paid on the last repayment date. The facility matures in the second quarter of 2027 and bears interest at SOFR plus 225 bps per annum.

ABN Amro Bank N.V Credit Facilities: On December 12, 2019, the Company entered into a credit facility with ABN Amro Bank N.V. (“ABN”) of up to $23,500 in order to finance the acquisition of the five container vessels from Navios Europe I which had subsequently been refinanced from Hellenic Bank Public Company Limited in June 2020. On September 30, 2020, the Company entered into a second supplemental agreement with ABN, to extend the terms of the then outstanding balance. The credit facility matured in the second quarter of 2021 and bore interest at LIBOR plus 400 bps per annum up to February 28, 2021 and 600 bps per annum up to maturity date. In January 13, 2021, the outstanding balance of the loan amounting to $3,369 was fully repaid.

On June 26, 2020, the Company entered into a credit facility with ABN of up to $32,200 in order to finance the acquisition of the five drybulk vessels acquired from Navios Europe II. In March 2021, following the sale of one 2011-built Ultra-Handymax vessel of 56,557 dwt, the amount of $4,581 was prepaid. The facility matured in the second quarter of 2021 and bore interest at LIBOR plus 400 bps per annum up to December 31, 2020 and 425 bps per annum up to maturity date. In June 2021, the outstanding balance of the loan amounting to $21,525 was prepaid.

On March 28, 2022, Navios Partners entered into a credit facility with ABN of up to $55,000 in order to refinance the existing indebtedness of three of its vessels and for general corporate purposes. On March 31, 2022, the full amount was drawn. As of December 31, 2022, the total outstanding balance was $49,900 and is repayable in 17 consecutive quarterly installments of $1,700 each together with a final balloon payment of $21,000 to be paid on the last repayment date. The facility matures in the first quarter of 2027 and bears interest at SOFR plus 225 bps per annum.

DORY Funding DAC Credit Facility: On December 16, 2019, the Company entered into a credit facility with Dory Funding DAC of up to $37,000 in order to finance the acquisition of four drybulk vessels. The facility was scheduled to mature in the third quarter of 2022 and bore interest at LIBOR plus 475 bps per annum for the first twelve-month period after the utilization date, 600 bps for the following twelve-month period and 700 bps for the period commencing 24 months after the utilization date through the termination date. On January 25, 2021, an amount of $9,500 was repaid under the facility for the release of one handymax vessel. In June 2021, the outstanding balance of the loan amounting to $24,975 was prepaid and refinanced.

National Bank of Greece Credit Facility: On June 17, 2021, Navios Partners entered into a credit facility with National Bank of Greece for a total amount of up to $43,000, in order to refinance the existing credit facilities of six dry bulk vessels. On June 18, 2021, the full amount was drawn. In August 2021, following the sale of one 2005-built Panamax vessel of 74,759 dwt, the amount of $6,019 was prepaid. As of December 31, 2022, the remaining outstanding balance was $29,671 and is repayable in 14 consecutive quarterly installments of $ $1,075 each,together with a final balloon payment of $14,620 to be paid on the last repayment date. The facility matures in the second quarter of 2026 and bears interest at LIBOR plus 300 bps per annum.

DNB BANK ASA Credit Facilities: On April 5, 2019, Navios Partners entered into a credit facility with DNB Bank ASA of up to $40,000 (divided into two tranches) in order to refinance two Capesize vessels, previously included in the Term Loan B collateral package. On October 10, 2019, the two tranches of the credit facility of $34,350 were drawn. The facility was scheduled to mature in the second quarter of 2024 and bore interest at LIBOR plus 275 bps per annum. In December 2021, the outstanding balance of the loan amounting to $26,710 was prepaid and refinanced.

On December 13, 2021, Navios Partners entered into a sustainability linked credit facility with DNB Bank ASA of up to $72,710 for the refinancing of the existing credit facilities of three tanker vessels and two dry bulk vessels. On December 15, 2021, the full amount was drawn. As of December 31, 2022, the total outstanding balance was $63,790 and is repayable in 15 consecutive quarterly installments of $2,230 each following a final balloon payment of $30,340 to be paid on the last repayment date. The facility matures in the fourth quarter of 2026 and bears interest at LIBOR plus a margin (ranging from 270 bps to 280 bps per annum depending on the emission efficiency ratio of the vessels as defined in the loan agreement).

On August 19, 2021, Navios Partners entered into a credit facility with DNB Bank ASA for a total amount of up to $18,000, in order to finance part of the acquisition cost of the Navios Azimuth. On August 20, 2021, the full amount was drawn. As of December 31, 2022, the remaining outstanding balance was $14,800 and is repayable in 15 consecutive quarterly installments of $640 each together with a final balloon payment of $5,200 to be paid on the last repayment date. The facility matures in the third quarter of 2026 and bears interest at LIBOR plus 285 bps per annum.

Credit Agricole Corporate and Investment Bank Credit Facilities: On July 4, 2019, Navios Partners entered into a credit facility with Credit Agricole Corporate and Investment Bank (“CACIB”) of up to $52,800 (divided into four tranches) in order to refinance three Capesize vessels and one Panamax vessel, previously included in the Term Loan B collateral package. In August 2019, the three tranches of the credit facility of $36,516, in total were drawn. In October 2019, the fourth tranche of the credit facility of $16,284 was drawn. On August 23, 2021, Navios Partners prepaid $11,404 of the credit facility and released one vessel from the collateral package of the credit facility. The Company entered into a sale and leaseback agreement of $15,000 for the released vessel (see also Financial Liabilities below). As of December 31, 2022, the remaining outstanding balance of the credit facility was $21,896 and is repayable in five consecutive semiannual installments of $2,300 each, with a final balloon payment of $10,396 to be repaid on the last repayment date. The facility matures in the second quarter of 2025 and bears interest at LIBOR plus 275 bps per annum.

On September 28, 2020, the Company entered into a credit facility with CACIB, of up to $33,000 in order to finance the acquisition of the two drybulk vessels acquired from Navios Holdings. The facility was drawn in full on September 30, 2020 and bore interest at LIBOR plus 325 bps per annum. On March 30, 2021, the outstanding balance of the loan amounting to $32,150 was prepaid and refinanced.

On March 23, 2021, Navios Partners entered into a credit facility with CACIB of $58,000 in order to refinance the CACIB credit facility dated September 28, 2020 and to partially finance the acquisition of the Navios Centaurus and the Navios Avior. On March 30, 2021, the full amount was drawn. As of December 31, 2022, the remaining outstanding balance was $46,000 is repayable in 13 consecutive quarterly installments of $1,600 each, together with a final balloon payment of $25,200 to be repaid on the last repayment date. The credit facility matures in the first quarter of 2026 and bears interest at LIBOR plus 300 bps per annum.

KFW IPEX-BANK GMBH: On September 30, 2022, Navios Partners entered into a credit facility with KFW IPEX-BANK GMBH (“KFW”) for a total amount up to $86,240 in order to finance the acquisition of two containership vessels, currently under construction. As of December 31, 2022, the facility remained undrawn. The facility is scheduled to mature seven years after the drawdown date and bears interest at SOFR plus 200 bps per annum.

FIRST-CITIZENS BANK & TRUST COMPANY: On December 21, 2022, Navios Partners entered into a credit facility with First-Citizens Bank & Trust Company of up to $44,200 in order to refinance the existing indebtedness of three of its tanker vessels and for general corporate purposes. As of December 31, 2022, the facility remained undrawn. The facility is scheduled to mature five years after the drawdown date and bears interest at Term SOFR plus 195 bps per annum.

Upon completion of the NMCI Merger, Navios Partners assumed the following credit facilities:

ABN AMRO BANK N.V Facility: On December 3, 2018, Navios Containers entered into a facility agreement with ABN AMRO for an amount of up to $50,000 divided into two tranches: (i) the first tranche is for an amount of up to $41,200 in order to refinance the outstanding debt of four containerships and to partially finance the acquisition of one containership; and (ii) the second tranche is for an amount of up to $8,800 in order to partially finance the acquisition of one containership. This loan bears interest at a rate of LIBOR plus 350 bps. Navios Containers drew the entire amount under this facility, net of the loan’s discount of $500 in the fourth quarter of 2018. On June 28, 2019, Navios Containers entered into a supplemental agreement with ABN AMRO, under which Navios Containers made a partial prepayment of the loan in the aggregate amount of $9,400 and two containerships were released from the facility. Following the partial prepayment, the remaining outstanding balance of the credit facility was $13,050 and was repayable in four equal consecutive quarterly installments of $750 each, with a final balloon payment of $10,050 to be repaid on the last repayment date. The facility was scheduled to mature in the fourth quarter of 2022 and bore interest at LIBOR plus 350 bps per annum. In March 2022, the outstanding balance of the loan amounting to $12,300 was prepaid.

BNP Paribas Facility: On June 26, 2019, Navios Containers entered into a facility agreement with BNP Paribas for an amount of up to $54,000 to refinance the existing facilities of seven containerships. On June 27, 2019, Navios Containers drew $48,750 net of loan’s discount of $405. As of December 31, 2022, the remaining outstanding balance of the credit facility was $23,698 and is repayable in six equal consecutive quarterly installments of approximately $1,693 each, with a final balloon payment of $13,542 to be repaid on the last repayment date. The loan bears interest at a rate of LIBOR plus 300 bps and matures in the second quarter of 2024.

Upon acquisition of the majority of outstanding stock of Navios Acquisition, Navios Partners assumed the following credit facilities:

8 1/8% First Priority Ship Mortgages: On August 26, 2021, Navios Acquisition called for redemption all of its outstanding 8 1/8% First Priority Ship Mortgages (“Ship Mortgage Notes”) by delivery of a redemption notice to the registered holders of the Ship Mortgage Notes and remitted to the indenture trustee the aggregate redemption price payable to the holders of the Ship Mortgage Notes to satisfy and discharge Navios Acquisition’s obligations under the indenture relating to the Ship Mortgage Notes. Navios Acquisition funded the approximately $397,478 aggregate redemption price with net proceeds from (i) the sale by Navios Acquisition pursuant to the NNA Merger (in reliance on the exemption from registration provided for under Section 4(a)(2) of the Securities Act) of 44,117,647 shares of Navios Acquisition common stock to Navios Partners for an aggregate purchase price of $150,000, and borrowings under the Hamburg Commercial Bank AG facility dated in August 2021 and BNP Paribas S.A. Bank facility dated in August 2021. The Ship Mortgage Notes were redeemed in full on September 25, 2021.

DVB Bank S.E. and Credit Agricole Corporate and Investment Bank: On December 29, 2011, Navios Acquisition entered into a loan agreement with DVB Bank SE and Credit Agricole Corporate and Investment Bank of up to $56,250 (divided into two tranches of $28,125 each) to partially finance the purchase price of two MR2 product tanker vessels. Each tranche of the facility was repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment started three months after the delivery of the respective vessel and bore interest at a rate of LIBOR plus: (a) up to but not including the drawdown date, 175 bps per annum; (b) thereafter until, but not including, the tenth repayment date, 250 bps per annum; and (c) thereafter 300 bps per annum. On December 15, 2021, the outstanding balance of the loan amounting to $33,594 was prepaid.

BNP Paribas S.A. Bank Facilities: On December 18, 2015, Navios Acquisition, through certain of its wholly owned subsidiaries, entered into a term loan facility agreement of up to $44,000 with BNP Paribas, as agent and the lenders named therein, for the partial post-delivery financing of a LR1 product tanker and a MR2 product tanker. The credit facility was repayable in 12 equal consecutive semi-annual installments in the amount of $2,000 each, with a final balloon payment of $20,000 repaid on the last repayment date. The loan matured in December 2021. The loan bore interest at LIBOR plus 230 bps per annum. In December 2021, the outstanding balance of the loan amounting to $22,000 was fully repaid.

In August 2021, Navios Acquisition, entered into a loan facility agreement of up to $96,000 with BNP Paribas, in order to partially refinance the existing indebtedness of five tanker vessels. Pursuant to an amendment in December 2021, one container vessel was added as collateral. Following the amendment, as of December 31, 2022, the remaining outstanding balance of the credit facility was $71,375 and is repayable in 11 equal consecutive quarterly installments in the amount of $5,000 each, with a final balloon payment of $16,375 to be repaid on the last repayment date. The facility matures in the third quarter of 2025 and bears interest at LIBOR plus 285 bps per annum.

Hamburg Commercial Bank AG Facilities: In June 2017, Navios Acquisition entered into a loan facility for an amount of $24,000 to refinance the credit facility with ABN AMRO Bank N.V. of its two chemical tankers. The facility was repayable in 17 equal consecutive quarterly installments of $572 each, with a final balloon payment of the balance to be repaid on the last repayment date. The facility was scheduled to mature in September 2021 and bore interest at LIBOR plus 300 bps per annum. In August 2021, the outstanding balance of the loan amounting to $14,847 was prepaid.

In October 2019, Navios Acquisition entered into a loan agreement with Hamburg Commercial Bank AG of up to $31,800 in order to refinance the existing facility of one VLCC. The facility was repayable in four quarterly installments of $846 each with a final balloon payment of $28,416 repayable on the last repayment date. The facility was expected to mature in October 2020 and bore interest at LIBOR plus 280 bps per annum. In October 2020, Navios Acquisition extended the maturity date of the loan to October 2024. The remaining balance of the facility was repayable in 16 quarterly installments of $846 each with a final balloon payment of $14,880 repayable on the last repayment date and bore interest at LIBOR plus 390 bps per annum. In August 2021, the outstanding balance of the loan amounting to $25,878 was prepaid and refinanced.

In August 2021, Navios Acquisition entered into a loan agreement with Hamburg Commercial Bank AG of $190,216 in order to partially refinance the existing indebtedness of seven tanker vessels. Pursuant to an amendment in December 2021, two container vessels were added as collaterals. Following the amendment and as of December 31, 2022, the remaining outstanding balance of the credit facility was $153,500 and is repayable in six quarterly installments of $7,343 each, and four quarterly installments of $4,518 each, with a final balloon payment of $91,367, to be repaid on the last repayment date. The facility matures in the second quarter of 2025 and bears interest at LIBOR plus margin 295 bps per annum.

Eurobank S.A: In June 2020, Navios Acquisition entered into a loan agreement with Eurobank S.A. of $20,800 in order to refinance two LR1s. As of December 31, 2022, the remaining outstanding balance of the credit facility was $12,800 and is repayable in six quarterly installments of $800 each with a final balloon payment of $8,000 repayable on the last repayment date. The facility matures in the second quarter of 2024 and bears interest at LIBOR plus 300 bps per annum.

Following the acquisition of 36-vessel drybulk fleet from Navios Holdings, Navios Partners assumed the following credit facilities:

Credit Agricole CIB: In December 2021, Navios Holdings entered into a loan agreement with Credit Agricole CIB (“CACIB”) and BNP Paribas(“BNPP”) for an amount of $105,000, for the refinancing of seven of its vessels. On January 5, 2022, the amount under this facility was fully drawn. In October 2022, the amount of $10,260 was repaid following the sale of one 2007-built handymax vessel. As of December 31, 2022, the remaining outstanding balance of the credit facility was $75,240 and is repayable in one quarterly installment of $5,720, eight consecutive quarterly installments of $4,180 each with a final balloon payment of $36,080 to be repaid on the last repayment date. The facility matures in the fourth quarter of 2024 and bears interest at LIBOR plus 285 bps per annum.

Hamburg Commercial Bank AG: In December 2021, Navios Holdings entered into a loan agreement with HCOB for an amount of $101,750, for the refinancing of seven of its vessels. On January 5, 2022, the amount under this facility was fully drawn. In March 2022, Navios Holdings prepaid an amount of $10,380 and one dry bulk vessel was released. Following the prepayment, the remaining outstanding balance of $91,345 was repayable in eight quarterly installments of$3,915 each with a final balloon payment of $60,027 to be repaid on the last repayment date. The facility was scheduled to mature in the first quarter of 2024 and bore interest at LIBOR plus a margin ranging from 325 bps to 450 bps per annum. In September 2022, the outstanding balance of the loan amounting to $83,515 was prepaid.

Financial Liabilities

In December 2018, the Company entered into two sale and leaseback agreements of $25,000 in total, with unrelated third parties for the Navios Fantastiks and the Navios Beaufiks. Navios Partners has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback agreements as a financial liability. Navios Partners is obligated to make 69 and 60 consecutive monthly payments, respectively, of approximately $161 and $155 each, respectively, commencing in December 2018. As of December 31, 2022, the outstanding balance under the sale and leaseback agreements of the Navios Fantastiks and the Navios Beaufiks was $16,070 in total. The agreements mature in the third quarter of 2024 and fourth quarter of 2023, respectively, with a purchase obligation of $6,300 per vessel on the last repayment date.

On April 5, 2019, the Company entered into a sale and leaseback agreement of $20,000, with unrelated third parties for the Navios Sol, a 2009-built Capesize vessel of 180,274 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On April 11, 2019, the amount of $20,000 was drawn. Navios Partners is obligated to make 120 consecutive monthly payments of approximately $190 each that commenced in April 2019. As of December 31, 2022, the outstanding balance under the sale and leaseback agreement of the Navios Sol was $15,619. The agreement matures in the second quarter of 2029, with a purchase obligation of $6,300 on the last repayment date.

On June 7, 2019, the Company entered into a sale and leaseback agreement of $7,500, with unrelated third parties for the Navios Sagittarius, a 2006-built Panamax vessel of 75,756 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On June 28, 2019, the amount of $7,500 was drawn. Navios Partners is obligated to make 36 consecutive monthly payments of approximately $178 each that commenced in June 2019. The agreement matured in the second quarter of 2022, and a purchase obligation of $2,000 was paid on the last repayment date.

On July 2, 2019, the Company entered into a sale and leaseback agreement of $22,000, with unrelated third parties for the Navios Ace, a 2011-built Capesize vessel of 179,016 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On July 24, 2019, the amount of $22,000 was drawn. Navios Partners is obligated to make 132 consecutive monthly payments of approximately $198 each that commenced in July 2019. As of December 31, 2022, the outstanding balance under the sale and leaseback agreement of the Navios Ace was $17,828. The agreement matures in the third quarter of 2030, with a purchase obligation of $6,300 on the last repayment date.

In June 2021, the Company entered into a sale and leaseback agreement of $15,000, with unrelated third parties for the Navios Bonavis, a 2009- built Capesize vessel of 180,022 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On June 28, 2021, the amount of $15,000 was drawn. Navios Partners is obligated to make 72 consecutive monthly payments of approximately $192 that commenced in June 2021. The agreement matures in the second quarter of 2027, with a purchase obligation of $5,000 on the last repayment date. As of December 31, 2022, the outstanding balance under the sale and leaseback agreement of the Navios Bonavis was $12,622.

In June 2021, the Company entered into a sale and leaseback agreement of $18,500, with unrelated third parties for the Navios Ray, a 2012-built Capesize vessel of 179,515 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On June 28, 2021, the amount of $18,500 was drawn. Navios Partners is obligated to make 108 consecutive monthly payments of approximately $186 each that commenced in June 2021. The agreement matures in the second quarter of 2030, with a purchase obligation of $5,000 on the last repayment date. As of December 31, 2022, the outstanding balance under the sale and leaseback agreement of the Navios Ray was $16,505.

On August 16, 2021, the Company entered into a sale and leaseback agreement of $15,000 with an unrelated third party for the Navios Pollux, a 2009-built Capesize vessel of 180,727 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On August 25, 2021, the amount of $15,000 was drawn. Navios Partners is obligated to make 72 consecutive monthly payments of approximately $192 each that commenced in August 2021. The agreement matures in the third quarter of 2027, with a purchase obligation of $5,000 on the last repayment date. As of December 31, 2022, the outstanding balance under the sale and leaseback agreement of the Navios Pollux was $12,884.

Pursuant to a novation agreement dated December 20, 2021, the Company agreed to novate the shipbuilding contract and to simultaneously enter into a bareboat charter agreement to bareboat charter-in a newbuilding Panamax vessel of 82,003 dwt, under a ten-year bareboat contract, from an unrelated third party, the Navios Primavera. The Company-lessee has performed an assessment based on provisions of ASC 842 and concluded that it controls the underlying asset that is under construction before the commencement date of the lease and as such, a sale and leaseback of the asset occurs at the commencement date of the lease (upon the completion of construction). In July 2022, Navios Partners took delivery of the Navios Primavera, and entered into sale and leaseback agreement with an unrelated third party for $25,264. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. Navios Partners is obligated to make 120 consecutive monthly payments of up to $209 each that commenced in July 2022. The agreement matures in the third quarter of 2032, with a purchase obligation of $10,500 on the last repayment date. As of December 31, 2022, the outstanding balance under the sale and leaseback agreement was $24,627.

In October, 2022, Navios Partners completed a $100,000 sale and leaseback transaction with unrelated third parties to refinance the existing sale and leaseback transaction of twelve containerships. Navios Partners has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, Navios Partners did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. Navios Partners drew the entire amount on October 31, 2022, net of discount of $800. Navios Partners also has an obligation at maturity to purchase the twelve containerships for $41,445 in the aggregate. The sale and leaseback agreement is repayable in 15 monthly instalments of $2,170 each, 12 monthly instalments of $1,333 each and 12 monthly instalments of $834 each, matures in the first quarter of 2026 and bears interest at SOFR plus 210 bps per annum. As of December 31, 2022, the outstanding balance under this sale and leaseback agreement was $93,490.

On November 15, 2022, the Company entered into a sale and leaseback agreement of $24,000 with an unrelated third party for the Navios Alegria, a 2016-built Panamax vessel of 84,852 dwt. Navios Partners has a purchase option of $375 to acquire the vessel at the end of the lease term and given the fact that such exercise price is not equal to the fair value of the asset at the end of the lease term, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On December 7, 2022, the amount of $24,000 was drawn. Navios Partners is obligated to make 120 consecutive monthly payments of approximately $197 each that commenced in December 2022. The agreement matures in the fourth quarter of 2032. As of December 31, 2022, the outstanding balance under the sale and leaseback agreement of the Navios Alegria was $23,803.

On December 5, 2022, the Company entered into a sale and leaseback agreement of $10,500 with an unrelated third party for the Navios Sagittarius, a 2006-built Panamax vessel of 75,756 dwt. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the third year. In December, 2022, Navios Partners declared its option to purchase the vessel at the end of the fourth year of the bareboat charter-in agreement, preserving the right to exercise the purchase option earlier during the option period. Under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On December 15, 2022, the amount of $10,500 was drawn. Navios Partners is obligated to make 48 consecutive monthly payments of approximately $156 each that commenced in December 2022. The agreement matures in the fourth quarter of 2026, with a purchase obligation of $3,000 on the last repayment date. As of December 31, 2022, the outstanding balance under the sale and leaseback agreement of the Navios Sagittarius was $10,344.

Upon completion of the NMCI Merger, Navios Partners assumed the following financial liabilities:

On May 25, 2018, Navios Containers entered into a $119,000 sale and leaseback transaction with unrelated third parties in order to refinance the outstanding balance of the existing facilities of 18 containerships. Navios Containers has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, Navios Containers did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. On June 29, 2018, Navios Containers completed the sale and leaseback of the first six vessels for $37,500. On July 27, 2018 and on August 29, 2018, Navios Containers completed the sale and leaseback of four additional vessels for $26,000. On November 9, 2018, Navios Containers completed the sale and leaseback of four additional vessels for $26,700. Navios Containers did not proceed with the sale and leaseback transaction of the four remaining vessels. In July 2021, following the sale of one 2008-built container vessel of 4,250 TEU, the amount of $4,778 was prepaid. In October 2022, the Company prepaid the amount of $46,365 and 12 container vessels were released. Following the prepayment, the Company is obligated to make 8 monthly payments ranging from $60 to $63 each. The Company also has an obligation to purchase the vessel at the end of the fifth year for $3,250. As of December 31, 2022, the outstanding balance under this sale and leaseback transaction was $3,620.

On March 11, 2020, Navios Containers completed a $119,060 sale and leaseback transaction with unrelated third parties to refinance the existing credit facilities of two 8,204 TEU containerships and two 10,000 TEU containerships. Navios Containers has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, Navios Containers did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. Navios Containers drew the entire amount on March 13, 2020, net of discount of $1,191. In September 2022, following the sale of two 2006-built container vessels of 8,204 TEU each, the amount of $24,642 was prepaid. The Company also has an obligation at maturity to purchase the remaining two 10,000 TEU containerships for $25,500 in the aggregate. Following the prepayment the sale and leaseback agreement: (i) is repayable in 18 quarterly installments of $2,010 each, in the aggregate, matures in March 2027 and bears interest at LIBOR plus 310 bps per annum for the two 10,000 TEU containerships. As of December 31, 2022, the outstanding balance under this sale and leaseback transaction was $59,677.

Upon acquisition of the majority of outstanding stock of Navios Acquisition, Navios Partners assumed the following financial liabilities:

On March 31, 2018, Navios Acquisition entered into a $71,500 sale and leaseback agreement with unrelated third parties to refinance the outstanding balance of the existing facility on four product tankers. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was accounted for as a failed sale. In accordance with ASC 842-40, Navios Acquisition did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under sale and lease back agreement as a financial liability. In April 2018, Navios Acquisition drew $71,500 under this agreement. The agreement will be repayable in 24 equal consecutive quarterly installments of approximately $1,490 each, with a repurchase obligation of $35,750 on the last repayment date. The sale and leaseback agreement matures in April 2024 and bears interest at LIBOR plus 305 bps per annum. As of December 31, 2022, the outstanding balance under this agreement was $43,198.

In March and April 2019, Navios Acquisition entered into sale and leaseback agreements with unrelated third parties for $103,155 in order to refinance $50,250 outstanding on the existing facility on three product tankers and to finance two product tankers. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. Following a prepayment made in April 2021, the agreements will be repayable in 17 equal consecutive quarterly installments of $2,267 each, followed by one quarterly installment of $1,369, with a purchase obligation of $33,975 to be repaid on the last repayment date. The sale and leaseback agreements mature in March and April 2026 respectively, and bear interest at LIBOR plus 350 bps per annum. As of December 31, 2022, the outstanding balance under these agreements was $64,817.

In August 2019, Navios Acquisition entered into an additional sale and leaseback agreement of $15,000, with unrelated third parties in order to refinance one product tanker. Navios Acquisition has a purchase option of $5,625 to acquire the vessel at the end of the lease term and given the fact that such exercise price is not equal to the fair value of the asset at the end of the lease term, under ASC 842-40, the transaction was determined to be a failed sale. Navios Acquisition is obligated to make 60 consecutive monthly payments of approximately $156, commencing as of August 2019. The agreement matures in August 2024 and bears interest at LIBOR plus an implied margin of 380 bps per annum. As of December 31, 2022, the outstanding balance under this agreement was $8,594.

In September 2019, Navios Acquisition entered into additional sale and leaseback agreements with unrelated third parties for $47,220 in order to refinance three product tankers. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. Following a prepayment made in April 2021, the agreements will be repaid through periods ranging from four to seven years in consecutive quarterly installments of up to $1,362 each, with a purchase obligation of $17,950 to be repaid on the last repayment date. The agreements mature in September 2023 and September 2026 and bear interest at LIBOR plus a margin ranging from 350 bps to 360 bps per annum, depending on the vessel financed. As of December 31, 2022, the outstanding balance under this agreement was $28,260.

In October 2019, Navios Acquisition entered into sale and leaseback agreements with unrelated third parties for $90,811 in order to refinance six product tankers. Navios Acquisition has a purchase option of up to $16,500 in total to acquire the vessels at the end of the lease term and given the fact that such exercise price is not equal to the fair value of each asset at the end of the lease term, under ASC 842-40, the transaction was determined to be a failed sale. In May 2022, the Company exercised its purchase option for two out of six vessels before the end of the lease term, by prepaying an amount of $ 11,295. As of December 31, 2022, the outstanding balance under these agreements was $47,581 and is repayable through periods ranging from two to five years in consecutive quarterly installments of up to $1,834 each. The sale and leaseback arrangements bear interest at LIBOR plus a margin ranging from 335 bps to 355 bps per annum, depending on the vessel financed.

In June 2020, Navios Acquisition entered into sale and leaseback agreements with unrelated third parties for $72,053 in order to refinance one MR1, one MR2 and two LR1s. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In April 2021 Navios Acquisition prepaid the amount of $6,210. In December 2022 following the sale and release of one 2009-built MR1 product tanker the Company prepaid the amount of $5,903. As of December 31, 2022 the outstanding balance of $45,610 is repayable in 18 consecutive quarterly installments of $1,369 each, with a purchase obligation of up to $20,963 in total. The sale and leaseback arrangements bear interest at LIBOR plus margin of 390 bps per annum.

Following the acquisition of 36-vessel drybulk fleet from Navios Holdings, Navios Partners assumed the following financial liabilities:

In November 2019, Navios Holdings entered into sale and leaseback agreement with an unrelated third party for $33,000 in order to finance a Capesize vessel. Navios Partners has a purchase option of $750 to acquire the vessel at the end of the lease term and given the fact that such exercise price is not equal to the fair value of the asset at the end of the lease term, under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. Navios Partners is obligated to make 111 remaining consecutive monthly payments of $224 each that commenced in September 2022. The agreement matures in the first quarter of 2032, with a purchase obligation and bears interest at LIBOR plus 200 bps per annum. As of December 31, 2022, the outstanding balance under the sale and leaseback agreement was $24,937.

In February 2020, Navios Holdings entered into a sale and leaseback agreement with an unrelated third party for $35,000 in order to finance a Capesize vessel. Navios Partners has a purchase option of $750 to acquire the vessel at the end of the lease term and given the fact that such exercise price is not equal to the fair value of the asset at the end of the lease term, under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. Navios Partners is obligated to make 112 remaining consecutive monthly payments of $238 each that commenced in September 2022. The agreement matures in the first quarter of 2032 and bears interest at LIBOR plus 200 bps per annum. As of December 31, 2022, the outstanding balance under the sale and leaseback agreement was $26,913.

In November 2021, Navios Holdings entered into sale and leaseback agreement with an unrelated third party for $19,000 in order to finance a Capesize vessel. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. Navios Partners is obligated to make 86 remaining consecutive monthly payments of up to $204 each that commenced in September 2022. The agreement matures in the fourth quarter of 2029, with a purchase obligation of $3,600 on the last repayment date. As of December 31, 2022, the outstanding balance under the sale and leaseback agreement was $17,047.

In December 2021, Navios Holdings entered into sale and leaseback agreement with an unrelated third party for $19,000 in order to finance a Capesize vessel. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. Navios Partners is obligated to make 86 remaining consecutive monthly payments of up to $204 each that commenced in September 2022. The agreement matures in the fourth quarter of 2029, with a purchase obligation of $3,600 on the last repayment date. As of December 31, 2022, the outstanding balance under the sale and leaseback agreement was $17,047.

In December 2021, Navios Holdings entered into sale and leaseback agreement with an unrelated third party for $19,000 in order to finance a Capesize vessel. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. Navios Partners is obligated to make 75 remaining consecutive monthly payments of $214 each that commenced in September 2022. The agreement matures in the first quarter of 2029, with a purchase obligation of $1,000 on the last repayment date and bears interest at LIBOR plus 200 bps per annum. As of December 31, 2022, the outstanding balance under the sale and leaseback agreement was $16,429.

In December 2021, Navios Holdings entered into sale and leaseback agreement with an unrelated third party for $20,000 in order to finance a Capesize vessel. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. Navios Partners is obligated to make 62 remaining consecutive monthly payments of $229 each that commenced in September 2022. The agreement matures in the fourth quarter of 2027, with a purchase obligation of $3,500 on the last repayment date and bears interest at LIBOR plus 300 bps per annum. As of December 31, 2022, the outstanding balance under the sale and leaseback agreement was $17,021.

In February 2022, Navios Holdings entered into sale and leaseback agreement with an unrelated third party for $12,000 in order to finance a Panamax vessel. Navios Partners has a purchase option of $1,600 to acquire the vessel at the end of the lease term and given the fact that such exercise price is not equal to the fair value of the asset at the end of the lease term, under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. Navios Partners is obligated to make 53 remaining consecutive monthly payments of up to $208 each that commenced in September 2022. The agreement matures in the first quarter of 2027. As of December 31, 2022, the outstanding balance under the sale and leaseback agreement was $10,341.

In July 2022, Navios Holdings entered into sale and leaseback agreement with an unrelated third party for $22,000 in order to finance a Panamax vessel. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. Navios Partners is obligated to make 117 remaining consecutive monthly payments of $158 each that commenced in September 2022. The agreement matures in the third quarter of 2032, with a purchase obligation of $3,000 on the last repayment date and bears interest at LIBOR plus 155 bps per annum. As of December 31, 2022, the outstanding balance under the sale and leaseback agreement was $21,050.

Finance Lease Liabilities

On November 17, 2022 Navios Partners took delivery of the Navios Azalea, a 2022-built Capesize vessel of 182,064 dwt, for a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 7%. As of December 31, 2022, the outstanding balance was $39,640 and is repayable in 15 years in consecutive monthly installments up to $261 each, with a purchase option of $9,500, assuming that the option will be exercised at the end of the agreement.

On September 21, 2022, Navios Partners took delivery of the Navios Armonia, a 2022-built Capesize vessel of 182,079 dwt, for a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value discounted by the Company’s incremental borrowing rate of approximately 7% of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period. As of December 31, 2022, the outstanding balance was $39,419 and is repayable in 15 years in consecutive monthly installments up to $264 each, with a purchase option of $9,500, assuming that the option will be exercised at the end of the agreement.

On September 13, 2022, Navios Partners took delivery of the Navios Astra, a 2022-built Capesize vessel of 182,393 dwt, for a 10-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. In December, 2021, Navios Partners declared its option to purchase the vessel at the end of the tenth year of the bareboat charter-in agreement, preserving the right to exercise the purchase option earlier during the option period. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $42,781 based on the net present value of the remaining charter-in payments including the purchase obligation to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 7%. As of December 31, 2022, the outstanding balance was $42,060 and is repayable in ten years in consecutive monthly installments up to $243 each, with a purchase obligation of $16,463, assuming that the obligation will be exercised at the end of the agreement.

Following the acquisition of 36-vessel drybulk fleet from Navios Holdings, Navios Partners upon reassessing the classification of the following leases in accordance with the criteria in ASC 842 Leases, recognized the following finance lease liabilities:

On July 29, 2022, Navios Partners took delivery of the Navios Magellan II, a 2020-built Panamax vessel of 82,037 dwt, for a remaining eight-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $19,385 based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of December 31, 2022, the outstanding balance was $18,997 and is repayable in eight years in consecutive monthly installments up to $105 each, with a purchase option of $10,300.

On July 29, 2022, Navios Partners took delivery of the Navios Galaxy II, a 2020-built Panamax vessel of 81,789 dwt, for a remaining eight-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $17,702 based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6% As of December 31, 2022, the outstanding balance was $17,222 and is repayable in eight years in consecutive monthly installments up to $115 each, with a purchase option of $7,513.

On July 29, 2022, Navios Partners took delivery of the Navios Uranus, a 2019-built Panamax vessel of 81,516 dwt, for a remaining seven-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $17,607, based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of December 31, 2022, the outstanding balance was $17,143 and is repayable in seven years in consecutive monthly installments up to $164 each, with a purchase option of $7,767.

On July 29, 2022, Navios Partners took delivery of the Navios Felicity I, a 2020-built Panamax vessel of 81,946 dwt, for a remaining seven-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $17,473, based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of December 31, 2022, the outstanding balance was $17,133 and is repayable in seven years in consecutive monthly installments up to $97 each, with a purchase option of $9,713.

On July 29, 2022, Navios Partners took delivery of the Navios Herakles I, a 2019-built Panamax vessel of 82,036 dwt, for a remaining seven-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $17,791 based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of December 31, 2022, the outstanding balance was $17,426 and is repayable in seven years in consecutive monthly installments up to $117 each, with a purchase option of $9,280.

On July 29, 2022, Navios Partners took delivery of the Navios Coral, a 2016-built Panamax vessel of 84,904 dwt, for a remaining three-year charter-in agreement. The charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $35,173, based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of December 31, 2022, the outstanding balance was $34,081 and is repayable in three years in consecutive monthly installments up to $300 each, with a purchase option of $27,017.

On July 29, 2022, Navios Partners took delivery of the Navios Amber, a 2015-built Panamax vessel of 80,994 dwt, for a remaining one-year charter-in agreement. The charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $35,229, based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of December 31, 2022, the outstanding balance was $33,688 and is repayable in one year in consecutive monthly installments up to $338 each, with a purchase option of $32,019.

On July 29, 2022, Navios Partners took delivery of the Navios Citrine, a 2017-built Panamax vessel of 81,626 dwt, for a remaining three-year charter-in agreement. The charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $35,605, based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of December 31, 2022, the outstanding balance was $34,547 and is repayable in three years in consecutive monthly installments up to $273 each, with a purchase option of $27,936.

On July 29, 2022, Navios Partners took delivery of the Navios Dolphin, a 2017-built Panamax vessel of 81,630 dwt, for a remaining three-year charter-in agreement. The charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $35,676, based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of December 31, 2022, the outstanding balance was $34,621 and is repayable in three years in consecutive monthly installments up to $272 each, with a purchase option of $27,940.

On July 29, 2022, Navios Partners took delivery of the Navios Felix, a 2016-built Capesize vessel of 181,221 dwt, for a remaining one-year charter-in agreement. The charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $43,383, based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of December 31, 2022, the outstanding balance was $43,030 and is repayable in one year in consecutive monthly installments up to $540 each, with a purchase option of $36,766.

Based on management estimates and market conditions, the lease term of the leases is being assessed at each balance sheet date. At lease commencement, the Company determines a discount rate to calculate the present value of the lease payments so that it can determine lease classification and measure the lease liability. In determining the discount rate to be used at lease commencement, the Company used its incremental borrowing rate as there was no implicit rate included in charter-in contracts that can be readily determinable. The incremental borrowing rate is the rate that reflects the interest a lessee would have to pay to borrow funds on a collateralized basis over a similar term and in a similar economic environment.

The Company recognizes the total interest expense incurred on finance lease liabilities under the caption “Interest expense and finance cost, net” in the Consolidated Statements of Operations. For the year ended December 31, 2022, the total interest expense incurred amounted to $12,243. No interest expense on finance lease liabilities was incurred for the years ended December 31, 2021 and 2020. As of December 31, 2022, payments related to the finance lease liabilities amounted to $10,389 and are presented under the caption “Repayment of long-term debt and financial liabilities” in the Consolidated Statements of Cash Flows.

Credit Facilities and Financial Liabilities

The credit facilities and certain financial liabilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners’ vessels; changing the commercial and technical management of Navios Partners’ vessels; selling or changing the beneficial ownership or control of Navios Partners’ vessels; not maintaining Navios Holdings’, Angeliki Frangou’s or their affiliates’ ownership in Navios Partners of at least 5.0%; and subordinating the obligations under the credit facilities to any general and administrative costs related to the vessels, including the fixed daily fee payable under the Management Agreements (defined herein).

As of December 31, 2022 and December 31, 2021, the security deposits under certain sale and leaseback agreements were $8,650 and $10,078, respectively, and are presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

The Company’s credit facilities and certain financial liabilities also require compliance with a number of financial covenants, including: (i) maintain a required security ranging over 105% to 140%; (ii) minimum free consolidated liquidity in an amount equal to $500 per owned vessel and a number of vessels as defined in the Company’s credit facilities and financial liabilities; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in the Company’s credit facilities and financial liabilities) ranging from less than 0.75 to 0.80; and (v) maintain a minimum net worth ranging from $30,000 to $135,000.

It is an event of default under the credit facilities and certain financial liabilities if such covenants are not complied with in accordance with the terms and subject to the prepayments or cure provisions of the facilities.

As of December 31, 2022, Navios Partners was in compliance with the financial covenants and/or the prepayments and/or the cure provisions, as applicable, in each of its credit facilities and certain financial liabilities.

The annualized weighted average interest rates of the Company’s total borrowings were 5.3%, 4.1% and 4.5% for the years ended December 31, 2022, 2021 and 2020, respectively.

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Partners outstanding as of December 31, 2022, based on the repayment schedules of the respective credit facilities, financial liabilities and finance lease liabilities (as described above).

Year	Amount
2023	$396,140
2024	362,048
2025	501,073
2026	260,909
2027	173,619
2028 and thereafter	265,190
Total	$1,958,979